CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (92.23%)
Consumer Discretionary (4.80%)
John Wiley & Sons, Inc., Class A	1,090,000	$37,092,700
Leslie's, Inc.(a)	3,425,816	32,168,412
Total Consumer Discretionary		69,261,112

Consumer Staples (24.07%)
Energizer Holdings, Inc.	1,604,585	53,881,964
Molson Coors Beverage Co., Class B	1,274,000	83,880,160
Post Holdings, Inc.(a)	760,000	65,854,000
Sysco Corp.	594,933	44,144,029
US Foods Holding Corp.(a)	2,253,664	99,161,216
Total Consumer Staples		346,921,369

Financials (28.76%)(b)
Affiliated Managers Group, Inc.	620,198	92,961,478
Artisan Partners Asset Management, Inc., Class A	1,335,000	52,478,850
Brown & Brown, Inc.	1,030,000	70,905,200
Franklin Resources, Inc.	1,800,000	48,078,000
LPL Financial Holdings Inc.	500,000	108,715,000
Willis Towers Watson PLC	175,000	41,212,500
Total Financials		414,351,028

Industrials (16.74%)
CH Robinson Worldwide, Inc.	535,000	50,477,250
Enerpac Tool Group Corp., Class A	1,939,039	52,354,053
GFL Environmental Inc.	1,000,000	38,800,000
Hillenbrand, Inc.	1,945,087	99,744,061
Total Industrials		241,375,364

Technology (9.46%)
Clarivate PLC(a)	14,309,413	136,368,706

Telecommunications (2.09%)
Altice USA, Inc., Class A(a)	10,000,000	30,200,000

Utilities (6.31%)
Stericycle, Inc.(a)	1,960,000	91,022,400

TOTAL COMMON STOCK
(Cost $1,091,894,572)		1,329,499,979

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM SECURITY (7.56%)
US BANK MMDA	5.05%	108,929,251	$108,929,251
			108,929,251
TOTAL SHORT-TERM SECURITY
(Cost $108,929,251)			108,929,251

TOTAL INVESTMENTS (99.79%)
(Cost $1,200,823,823)			$1,438,429,230

OTHER ASSETS IN EXCESS OF LIABILITIES (0.21%)			3,007,338

NET ASSETS (100.00%)			$1,441,436,568

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

CLARKSTON FUND
PORTFOLIO OF INVESTMENTS
June 30, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (91.42%)
Consumer Discretionary (6.95%)
Netflix, Inc.(a)	10,000	$4,404,900
The Walt Disney Co.(a)	12,000	1,071,360
Warner Bros. Discovery, Inc.(a)	295,000	3,699,300
Total Consumer Discretionary		9,175,560

Consumer Staples (27.76%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	110,000	6,239,200
Lamb Weston Holdings, Inc.	37,000	4,253,150
Molson Coors Beverage Co., Class B	115,000	7,571,600
Post Holdings, Inc.(a)	75,000	6,498,750
Sysco Corp.	47,000	3,487,400
US Foods Holding Corp.(a)	195,000	8,580,000
Total Consumer Staples		36,630,100

Consumer, Non-cyclical (3.11%)
Avantor, Inc.(a)	200,000	4,108,000

Financials (20.75%)
Affiliated Managers Group, Inc.	42,000	6,295,380
Brown & Brown, Inc.	75,000	5,163,000
Franklin Resources, Inc.	135,000	3,605,850
LPL Financial Holdings Inc.	18,500	4,022,455
The Charles Schwab Corp.	80,000	4,534,400
Willis Towers Watson PLC	16,000	3,768,000
Total Financials		27,389,085

Industrials (23.96%)
American Express Co.	27,200	4,738,240
Capital One Financial Corp.	29,000	3,171,730
CH Robinson Worldwide, Inc.	38,000	3,585,300
FedEx Corp.	41,500	10,287,850
General Electric Co.	77,000	8,458,450
Mastercard, Inc., Class A	3,500	1,376,550
Total Industrials		31,618,120

Technology (7.22%)
Clarivate PLC(a)	1,000,000	9,530,000

Telecommunications (1.67%)
Altice USA, Inc., Class A(a)	730,000	2,204,600

TOTAL COMMON STOCK
(Cost $106,193,913)		120,655,465

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM SECURITY (8.25%)
US BANK MMDA	5.05%	10,885,184	$10,885,184
			10,885,184
TOTAL SHORT-TERM SECURITY
(Cost $10,885,184)			10,885,184

TOTAL INVESTMENTS (99.67%)
(Cost $117,079,097)			$131,540,649

OTHER ASSETS IN EXCESS OF LIABILITIES (0.33%)			440,115

NET ASSETS (100.00%)			$131,980,764

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (83.71%)
Consumer Discretionary (3.77%)
Warner Bros. Discovery, Inc.(a)	2,025,000	$25,393,500

Consumer Staples (24.23%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	465,000	26,374,800
Molson Coors Beverage Co., Class B	590,000	38,845,600
Post Holdings, Inc.(a)	425,000	36,826,250
Sysco Corp.	150,000	11,130,000
US Foods Holding Corp.(a)	1,131,370	49,780,280
Total Consumer Staples		162,956,930

Consumer, Non-cyclical (2.23%)
Avantor, Inc.(a)	731,554	15,026,119

Financials (23.82%)
Affiliated Managers Group, Inc.	240,879	36,105,354
Brown & Brown, Inc.	480,000	33,043,200
Franklin Resources, Inc.	835,000	22,302,850
LPL Financial Holdings Inc.	120,000	26,091,600
The Charles Schwab Corp.	400,000	22,672,000
Willis Towers Watson PLC	85,000	20,017,500
Total Financials		160,232,504

Industrials (13.80%)
CH Robinson Worldwide, Inc.	250,000	23,587,500
FedEx Corp.	205,000	50,819,500
GFL Environmental Inc.	475,000	18,430,000
Total Industrials		92,837,000

Technology (8.36%)
Clarivate PLC(a)	5,900,000	56,227,000

Telecommunications (2.25%)
Altice USA, Inc., Class A	5,010,000	15,130,200

Utilities (5.25%)
Stericycle, Inc.(a)	760,000	35,294,400

TOTAL COMMON STOCK
(Cost $546,802,194)		563,097,653

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM SECURITY (16.10%)
US BANK MMDA	5.05%	108,302,443	$108,302,443
			108,302,443
TOTAL SHORT-TERM SECURITY
(Cost $108,302,443)			108,302,443

TOTAL INVESTMENTS (99.81%)
(Cost $655,104,637)			$671,400,096

OTHER ASSETS IN EXCESS OF LIABILITIES (0.19%)			1,271,008

NET ASSETS (100.00%)			$672,671,104

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

Notes to Quarterly Portfolio of Investments
June 30, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$69,261,112	$–	$–	$69,261,112
Consumer Staples	346,921,369	–	–	346,921,369
Financials	414,351,028	–	–	414,351,028
Industrials	241,375,364	–	–	241,375,364
Technology	136,368,706	–	–	136,368,706
Telecommunications	30,200,000	–	–	30,200,000
Utilities	91,022,400	–	–	91,022,400
Short-Term Security	108,929,251	–	–	108,929,251
Total	$1,438,429,230	$–	$–	$1,438,429,230

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$9,175,560	$–	$–	$9,175,560
Consumer Staples	36,630,100	–	–	36,630,100
Financials	27,389,085	–	–	27,389,085
Health Care	4,108,000	–	–	4,108,000
Industrials	31,618,120	–	–	31,618,120
Technology	9,530,000	–	–	9,530,000
Telecommunications	2,204,600	–	–	2,204,600
Short-Term Security	10,885,184	–	–	10,885,184
Total	$131,540,649	$–	$–	$131,540,649

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$25,393,500	$–	$–	$25,393,500
Consumer Staples	162,956,930	–	–	162,956,930
Financials	160,232,504	–	–	160,232,504
Health Care	15,026,119	–	–	15,026,119
Industrials	92,837,000	–	–	92,837,000
Technology	56,227,000	–	–	56,227,000
Telecommunications	15,130,200	–	–	15,130,200
Utilities	35,294,400	–	–	35,294,400
Short-Term Security	108,302,443	–	–	108,302,443
Total	$671,400,096	$–	$–	$671,400,096

As of June 30, 2023, the Funds did not hold any level 3 securities.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.